Supplement to the

Fidelity® Low-Priced Stock Fund (FLPSX) and Fidelity Value Discovery Fund (FVDFX)

Fidelity Low-Priced Stock Fund is a Class of shares of Fidelity Low-Priced Stock Fund;
Fidelity Value Discovery Fund is a Class of shares of Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund (FDGFX), Fidelity Growth & Income Portfolio (FGRIX),
Fidelity Leveraged Company Stock Fund (FLVCX), Fidelity OTC Portfolio (FOCPX),
and Fidelity Real Estate Income Fund (FRIFX)

Fidelity Dividend Growth Fund is a Class of shares of Fidelity Dividend Growth Fund;
Fidelity Growth & Income Portfolio is a Class of shares of Fidelity Growth & Income Portfolio;
Fidelity Leveraged Company Stock Fund is a Class of shares of Fidelity Leveraged Company Stock Fund;
Fidelity OTC Portfolio is a Class of shares of Fidelity OTC Portfolio;
Fidelity Real Estate Income Fund is a Class of shares of Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

The following information supplements the similar information found in the "Investment Policies and Limitations" section on page 5.

Loans

For each fund (other than Fidelity Leveraged Company Stock Fund):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Loans

For Fidelity Leveraged Company Stock Fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces the similar information found in the "Investment Policies and Limitations" section beginning on page 14.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. Fidelity Leveraged Company Stock Fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

PSTSB-11-05 November 4, 2011
1.798487.116

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

The following information supplements information found in the "Management Contracts"section beginning on page 45.

The following table provides information relating to other accounts managed by Mr. Harmon as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 33,568	$ 1,483	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 33,568	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Harmon was over $1,000,000.

The following table provides information relating to other accounts managed by Mr. Bennett as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 30,681	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,681	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Bennett was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Ms. Buck as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 30,207	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,207	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Ms. Buck was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Ms. Lesser as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 30,158	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,158	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Ms. Lesser was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 29,941	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 29,941	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Mirshekari was $1 - $10,000.

The following table provides information relating to other accounts managed by Mr. Riaz as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	6	none	none
Assets Managed (in millions)	$ 30,929	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,929	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Riaz was $100,001 - $500,000.

Supplement to the
Fidelity® Low-Priced Stock Fund Class K (FLPKX) and Fidelity Value Discovery Fund Class K (FVDKX)

Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund Class K (FBGKX), Fidelity Dividend Growth Fund Class K (FDGKX), Fidelity Growth & Income Portfolio Class K (FGIKX), Fidelity Leveraged Company Stock Fund Class K (FLCKX), and Fidelity OTC Portfolio Class K (FOCKX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2011

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 5.

Loans

For Fidelity Leveraged Company Stock Fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (c) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

For each fund (other than Fidelity Leveraged Company Stock Fund):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 14.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. The fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation. Fidelity Leveraged Company Stock Fund also may acquire loans directly at the time of the loan's closing.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

K-COM7B-11-05 November 4, 2011
1.881213.106

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

The following table provides information relating to other accounts managed by Mr. Harmon as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 33,568	$ 1,483	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 33,568	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Harmon was over $1,000,000.

The following table provides information relating to other accounts managed by Mr. Bennett as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 30,681	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,681	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Bennett was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Ms. Buck as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 30,207	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,207	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Ms. Buck was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Ms. Lesser as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 30,158	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,158	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Ms. Lesser was $100,001 - $500,000.

The following table provides information relating to other accounts managed by Mr. Mirshekari as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 29,941	none	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 29,941	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Mirshekari was $1 - $10,000.

The following table provides information relating to other accounts managed by Mr. Riaz as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	6	none	none
Assets Managed (in millions)	$ 30,929	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 30,929	none	none

* Includes Fidelity Low-Priced Stock Fund ($29,590 (in millions) assets managed).

As of September 30, 2011, the dollar range of shares of Fidelity Low-Priced Stock Fund beneficially owned by Mr. Riaz was $100,001 - $500,000.